Short-Term Bank Loans - Schedule of Short-Term Loans (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Short-Term Loans [Line Items]
Loan amount	$ 6,969,090	$ 4,618,839	¥ 47,285,972	¥ 32,300,000
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Jul. 28, 2025	Jul. 28, 2025	Jul. 28, 2025	Jul. 28, 2025
Loan maturity date	Jul. 10, 2026	Jul. 10, 2026
Loan amount	$ 999,248	$ 969,527	¥ 6,780,000	¥ 6,780,000
Effective interest rate	1.30%	1.30%	1.30%	1.30%
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Jul. 28, 2025	Jul. 28, 2025	Jul. 28, 2025	Jul. 28, 2025
Loan maturity date	Jul. 14, 2026	Jul. 14, 2026
Loan amount	$ 909,345	$ 882,298	¥ 6,170,000	¥ 6,170,000
Effective interest rate	1.30%	1.30%	1.30%	1.30%
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Jul. 28, 2025	Jul. 28, 2025	Jul. 28, 2025	Jul. 28, 2025
Loan maturity date	Jul. 16, 2026	Jul. 16, 2026
Loan amount	$ 1,039,041	$ 1,008,137	¥ 7,050,000	¥ 7,050,000
Effective interest rate	1.30%	1.30%	1.30%	1.30%
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Apr. 01, 2026	May 21, 2025	Apr. 01, 2026	May 21, 2025
Loan maturity date	Mar. 12, 2027	May 07, 2026
Loan amount	$ 1,031,675	$ 1,000,987	¥ 7,000,000	¥ 7,000,000
Effective interest rate	1.30%	3.85%	1.30%	3.85%
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Apr. 08, 2026	Feb. 28, 2025	Apr. 08, 2026	Feb. 28, 2025
Loan maturity date	Apr. 07, 2027	Feb. 06, 2026
Loan amount	$ 412,669	$ 400,395	¥ 2,800,000	¥ 2,800,000
Effective interest rate	1.30%	3.85%	1.30%	3.85%
Fujian Rural Commercial Bank [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Aug. 29, 2025	Aug. 29, 2025	Aug. 29, 2025	Aug. 29, 2025
Loan maturity date	Aug. 29, 2026	Aug. 29, 2026
Loan amount	$ 368,454	$ 357,495	¥ 2,500,000	¥ 2,500,000
Effective interest rate	4.95%	4.95%	4.95%	4.95%
China Merchants Bank [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Feb. 11, 2026		Feb. 11, 2026
Loan maturity date	Feb. 10, 2027
Loan amount	$ 600,424		¥ 4,073,940
Effective interest rate	2.80%		2.80%
China Merchants Bank [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Feb. 13, 2026		Feb. 13, 2026
Loan maturity date	Feb. 12, 2027
Loan amount	$ 184,821		¥ 1,254,032
Effective interest rate	2.80%		2.80%
China Merchants Bank [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Mar. 20, 2026		Mar. 20, 2026
Loan maturity date	Mar. 19, 2027
Loan amount	$ 770,512		¥ 5,228,000
Effective interest rate	1.70%		1.70%
China Merchants Bank [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Mar. 31, 2026		Mar. 31, 2026
Loan maturity date	Mar. 30, 2027
Loan amount	$ 309,502		¥ 2,100,000
Effective interest rate	1.70%		1.70%
China Merchants Bank [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Apr. 14, 2026		Apr. 14, 2026
Loan maturity date	Apr. 13, 2027
Loan amount	$ 184,227		¥ 1,250,000
Effective interest rate	1.70%		1.70%
China Merchants Bank [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Apr. 23, 2026		Apr. 23, 2026
Loan maturity date	Apr. 22, 2027
Loan amount	$ 159,172		¥ 1,080,000
Effective interest rate	1.70%		1.70%